Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Opening balance	€ (760)	€ (816)	€ (760)	€ (774)
FRS 9 transition impact	(22)
Allowances on trade receivables - including IFRS 9 transition impact	€ (782)
Net addition with impact on income statement		(332)	(286)	(251)
Losses on trade receivables		271	255	257
Changes in the scope of consolidation		(1)	(2)	(1)
Translation adjustment		(5)	(1)	7
Reclassifications and other items		(5)	0	2
Reclassification to assets held for sale		0	0	0
Closing balance		€ (888)	€ (816)	€ (760)